iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 134 $ 72,379
General Electric Co. ....................... 545 162,655
Howmet Aerospace, Inc. .................... 267 54,625
Rocket Lab Corp.
(a)
....................... 563 23,725
313,384
Automobiles  —  4 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 1,999 33,703
Tesla, Inc.
(a)
............................. 2,346 1,009,179
1,042,882
a
Biotechnology  —  1 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 135 60,916
Gilead Sciences, Inc. ...................... 1,371 172,527
Vertex Pharmaceuticals, Inc.
(a)
................ 241 104,500
337,943
a
Broadline Retail  —  7 .2%
Amazon.com, Inc.
(a)
....................... 7,385 1,722,330
MercadoLibre, Inc.
(a)
....................... 56 116,019
1,838,349
a
Building Products  —  1 .2%
Trane Technologies PLC .................... 707 297,986
a
Capital Markets  —  0 .9%
Moody's Corp. ........................... 291 142,817
Robinhood Markets, Inc. , Class A
(a)
............. 584 75,038
217,855
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 826 227,282
a
Commercial Services & Supplies  —  0 .6%
Veralto Corp. ............................ 1,493 151,121
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 1,177 153,811
Ciena Corp.
(a)
........................... 292 59,629
Motorola Solutions, Inc. .................... 190 70,239
283,679
a
Construction & Engineering  —  0 .5%
Comfort Systems USA, Inc. .................. 64 62,524
EMCOR Group, Inc. ....................... 120 73,809
136,333
a
Consumer Staples Distribution & Retail  —  0 .5%
Costco Wholesale Corp. .................... 125 114,199
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 95 34,614
a
Electrical Equipment  —  0 .7%
Bloom Energy Corp. , Class A
(a)
................ 206 22,503
GE Vernova, Inc. ......................... 257 154,141
176,644
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 129 26,062
Netflix, Inc.
(a)
............................ 2,447 263,248
289,310
a
Financial Services  —  3 .9%
Equitable Holdings, Inc. .................... 571 26,660
Mastercard, Inc. , Class A .................... 830 456,940
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 1,508 $ 504,335
987,935
a
Ground Transportation  —  0 .7%
Uber Technologies, Inc.
(a)
................... 1,996 174,730
a
Health Care Equipment & Supplies  —  1 .3%
IDEXX Laboratories, Inc.
(a)
................... 312 234,899
Intuitive Surgical, Inc.
(a)
..................... 179 102,653
337,552
a
Health Care Providers & Services  —  0 .4%
McKesson Corp. ......................... 123 108,378
a
Health Care REITs  —  0 .6%
Welltower, Inc. ........................... 787 163,869
a
Health Care Technology  —  0 .4%
Veeva Systems, Inc. , Class A
(a)
............... 475 114,138
a
Hotels, Restaurants & Leisure  —  1 .2%
Booking Holdings, Inc. ..................... 27 132,697
Chipotle Mexican Grill, Inc.
(a)
................. 1,065 36,764
DoorDash, Inc. , Class A
(a)
................... 133 26,383
Flutter Entertainment PLC , Class DI
(a)
........... 377 78,721
Royal Caribbean Cruises Ltd. ................ 150 39,938
314,503
a
Interactive Media & Services  —  4 .6%
Alphabet, Inc. , Class C , NVS ................. 3,651 1,168,758
a
IT Services  —  1 .1%
Cloudflare, Inc. , Class A
(a)
................... 177 35,437
Gartner, Inc.
(a)
........................... 312 72,615
GoDaddy, Inc. , Class A
(a)
.................... 206 26,339
MongoDB, Inc. , Class A
(a)
................... 153 50,853
Snowflake, Inc.
(a)
......................... 198 49,746
VeriSign, Inc. ........................... 166 41,830
276,820
a
Life Sciences Tools & Services  —  1 .0%
Mettler-Toledo International, Inc.
(a)
............. 110 162,439
Waters Corp.
(a)
.......................... 257 103,679
266,118
a
Machinery  —  0 .4%
Caterpillar, Inc. .......................... 177 101,910
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cheniere Energy, Inc. ...................... 730 152,176
EQT Corp. ............................. 968 58,913
Targa Resources Corp. ..................... 375 65,741
276,830
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 618 664,640
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 838 135,614
a
Semiconductors & Semiconductor Equipment  —  22 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,473 320,422
Broadcom, Inc. .......................... 3,005 1,210,895
Credo Technology Group Holding Ltd.
(a)
.......... 162 28,771
First Solar, Inc.
(a)
......................... 134 36,571
KLA Corp. .............................. 84 98,740
Lam Research Corp. ...................... 1,794 279,864

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 1,086 $ 97,088
Monolithic Power Systems, Inc. ............... 31 28,773
NVIDIA Corp. ........................... 20,830 3,686,910
5,788,034
a
Software  —  20 .0%
AppLovin Corp. , Class A
(a)
................... 141 84,527
Atlassian Corp. , Class A
(a)
................... 201 30,054
Autodesk, Inc.
(a)
.......................... 785 238,122
Bentley Systems, Inc. , Class B ................ 624 26,183
Cadence Design Systems, Inc.
(a)
.............. 518 161,533
Crowdstrike Holdings, Inc. , Class A
(a)
............ 149 75,865
Datadog, Inc. , Class A
(a)
.................... 194 31,042
Dynatrace, Inc.
(a)
......................... 1,427 63,587
Fair Isaac Corp.
(a)
......................... 26 46,952
Fortinet, Inc.
(a)
........................... 926 75,126
HubSpot, Inc.
(a)
.......................... 205 75,301
Microsoft Corp. .......................... 5,675 2,792,157
Nutanix, Inc. , Class A
(a)
..................... 868 41,490
Oracle Corp. ............................ 1,375 277,681
Palantir Technologies, Inc. , Class A
(a)
........... 1,605 270,362
Palo Alto Networks, Inc.
(a)
................... 1,212 230,438
PTC, Inc.
(a)
............................. 287 50,348
ServiceNow, Inc.
(a)
........................ 345 280,281
Synopsys, Inc.
(a)
......................... 371 155,082
Workday, Inc. , Class A
(a)
.................... 244 52,611
Zscaler, Inc.
(a)
........................... 225 56,587
5,115,329
a
Security Shares Value
a
Specialty Retail  —  0 .4%
Burlington Stores, Inc.
(a)
.................... 92 $ 23,205
Carvana Co. , Class A
(a)
..................... 98 36,701
Ulta Beauty, Inc.
(a)
........................ 77 41,490
101,396
a
Technology Hardware, Storage & Peripherals  —  13 .3%
Apple, Inc. ............................. 12,028 3,354,008
Pure Storage, Inc. , Class A
(a)
................. 416 37,007
3,391,015
a
Trading Companies & Distributors  —  1 .0%
WW Grainger, Inc. ........................ 273 258,976
a
Total Long-Term Investments — 98.5%
(Cost: $ 21,330,506 ) ................................. 25,208,126
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(b) (c)
............................ 14,342 14,342
a
Total Short-Term Securities — 0.1%
(Cost: $ 14,342 ) .................................... 14,342
Total Investments — 98.6%
(Cost: $ 21,344,848 ) ................................. 25,222,468
Other Assets Less Liabilities — 1 .4% ..................... 360,284
Net Assets — 100.0% ................................. $ 25,582,752
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ 46,700  $ —  $ (46,748)
(b)
$ 50  $ (2) $ —  —  $ 90
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 17,225  —  (2,883)
(b)
—  —  14,342  14,342  196  —
$ 50  $ (2)
$ 14,342
$ 286  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 29 12/19/25 $ 363 $ (146)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 25,208,126 $ — $ — $ 25,208,126
Short-Term Securities
Money Market Funds ...................................... 14,342 — — 14,342
$ 25,222,468 $ — $ — $ 25,222,468
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (146) $ — $ — $ (146)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust